Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitment and Contingencies
Total	$ 22,427,491
2013	3,364,424
2014	2,569,704
2015	2,130,086
2016	2,669,656
2017	1,844,371
Thereafter	9,849,250
Long-term debt obligations
Commitment and Contingencies
Total	11,615,427
2013	506,113
2014	1,005,778
2015	756,160
2016	1,504,669
2017	904,903
Thereafter	6,937,804
Capital lease obligations
Commitment and Contingencies
Total	248,304
2013	28,674
2014	26,672
2015	27,339
2016	30,024
2017	32,958
Thereafter	102,637
Interest expense on long-term debt and capital lease obligations
Commitment and Contingencies
Total	4,896,519
2013	773,734
2014	731,413
2015	633,625
2016	548,088
2017	491,652
Thereafter	1,718,007
Satellite-related obligations
Commitment and Contingencies
Total	2,041,536
2013	253,354
2014	253,279
2015	253,209
2016	253,144
2017	242,777
Thereafter	785,773
Operating lease obligations
Commitment and Contingencies
Total	170,837
2013	44,436
2014	32,891
2015	23,460
2016	19,142
2017	7,022
Thereafter	43,886
Purchase obligations
Commitment and Contingencies
Total	3,454,868
2013	1,758,113
2014	519,671
2015	436,293
2016	314,589
2017	165,059
Thereafter	$ 261,143